T. ROWE PRICE International Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.4%
Common Stocks 0.4%
Erste Group Bank (1) 1,399,834 65,429
Total Austria (Cost
$42,662
)
65,429
BRAZIL 1.8%
Common Stocks 1.8%
Magazine Luiza  35,110,530 46,284
Rede D'Or Sao Luiz  6,959,950 58,326
Suzano  8,380,943 93,641
XP, Class A (USD) (2) 1,925,115 64,126
Total Brazil (Cost
$341,602
)
262,377
CANADA 5.3%
Common Stocks 5.3%
Canadian Pacific Railway (USD)  2,655,400 189,595
Constellation Software  49,000 84,395
Definity Financial (2) 679,364 15,403
Shopify, Class A (USD) (2) 126,800 122,266
Sun Life Financial  1,738,715 98,470
TELUS International CDA (2) 1,885,845 53,349
TMX Group  1,945,955 197,956
Total Canada (Cost
$743,970
)
761,434
CAYMAN ISLANDS 0.3%
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $14,934
(USD) (2)(3)(4) 303,003 37,009
Total Cayman Islands (Cost
$14,934
)
37,009
CHINA 7.4%
Common Stocks 4.4%
58.com (USD) (2)(3) 3,564,710 —
Alibaba Group Holding, ADR (USD) (2) 1,727,913 217,354
Baidu, ADR (USD) (2) 588,283 93,972
Didi Global, Acquisition Date: 10/19/15, Cost $15,133 (USD) (2)
(4) 551,756 7,569

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JD Health International (HKD) (2) 5,369,700 43,372
JD.com (HKD) (2) 116,861 3,981
Kanzhun, ADR (USD) (2)(5) 466,584 14,133
Tencent Holdings (HKD)  2,454,100 153,780
Trip.com Group, ADR (USD) (2) 2,456,200 65,359
Wuxi Biologics Cayman (HKD) (2) 4,034,000 40,432
639,952
Common Stocks - China A Shares 3.0%
BTG Hotels Group, A Shares (CNH) (2) 14,870,959 60,538
Gree Electric Appliances of Zhuhai, A Shares (CNH)  21,106,355 126,783
Kweichow Moutai, A Shares (CNH)  307,440 92,013
NARI Technology, A Shares (CNH)  17,421,835 97,573
Shandong Pharmaceutical Glass, A Shares (CNH)  9,464,078 51,698
428,605
Total China (Cost
$780,270
)
1,068,557
DENMARK 0.6%
Common Stocks 0.6%
Genmab (2) 245,998 83,770
Total Denmark (Cost
$83,181
)
83,770
FRANCE 8.8%
Common Stocks 8.8%
Air Liquide  369,907 63,276
Alstom  1,598,377 51,819
Dassault Aviation  1,541,024 183,139
EssilorLuxottica  1,306,464 247,164
Kering  85,831 64,095
LVMH Moet Hennessy Louis Vuitton  82,224 67,537
Sanofi  2,636,828 275,712
Thales  3,472,008 320,284
Total France (Cost
$1,153,249
)
1,273,026
GERMANY 6.2%
Common Stocks 6.0%
Bayer  854,435 51,910
Beiersdorf  1,131,476 112,541
Deutsche Boerse  1,046,254 185,974
Deutsche Telekom  9,774,951 184,541
Evotec (2) 2,397,369 97,009

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Knorr-Bremse  745,643 75,600
MorphoSys (2)(5) 831,334 26,622
Shop Apotheke Europe (2) 287,793 37,417
TeamViewer (2) 2,520,849 38,090
Zalando (2) 692,299 54,946
864,650
Preferred Stocks 0.2%
Sartorius  51,987 28,067
28,067
Total Germany (Cost
$903,312
)
892,717
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  25,133,000 262,384
Total Hong Kong (Cost
$95,318
)
262,384
INDIA 5.3%
Common Stocks 5.3%
Axis Bank (2) 15,528,994 162,198
Housing Development Finance  7,904,049 269,371
Kotak Mahindra Bank  2,233,938 56,001
Maruti Suzuki India  805,037 93,133
NTPC  95,892,193 183,569
Total India (Cost
$435,523
)
764,272
INDONESIA 2.0%
Common Stocks 2.0%
Bank Central Asia  351,060,800 186,728
Sarana Menara Nusantara  1,344,699,700 96,110
Total Indonesia (Cost
$107,194
)
282,838
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  12,098,048 117,604
DiaSorin  472,376 72,822
Ermenegildo Zegna Holditalia (USD) (2)(5) 3,794,434 38,855
Total Italy (Cost
$196,548
)
229,281

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 14.4%
Common Stocks 14.4%
Chugai Pharmaceutical  2,255,300 73,252
Daiichi Sankyo  3,740,400 84,047
Daikin Industries  143,400 30,106
Disco  209,900 57,713
Fujitsu General  4,489,600 91,107
Hikari Tsushin  332,600 39,933
Hoshizaki  1,009,900 74,626
Kansai Paint  2,096,400 43,517
Murata Manufacturing  1,772,000 133,225
Nippon Telegraph & Telephone  8,263,600 236,485
NTT Data  4,487,400 86,027
Otsuka Holdings  5,850,200 199,593
Outsourcing  4,958,800 57,443
Pan Pacific International Holdings (5) 2,917,900 39,271
Persol Holdings  4,273,000 110,311
Seven & i Holdings  3,670,400 186,672
Shimadzu  1,756,200 63,367
Shiseido  449,100 22,654
Sony Group  1,296,300 145,015
Stanley Electric  3,079,300 71,977
Suzuki Motor  2,007,200 85,455
Z Holdings  29,216,700 148,382
Total Japan (Cost
$1,752,821
)
2,080,178
NETHERLANDS 8.0%
Common Stocks 8.0%
Adyen (2) 19,062 38,789
Akzo Nobel  2,471,040 255,772
ASML Holding  489,386 331,458
Koninklijke Philips  3,706,429 123,288
Prosus  4,884,513 406,371
Total Netherlands (Cost
$802,544
)
1,155,678
PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments  2,651,335 49,424
Total Philippines (Cost
$43,829
)
49,424

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 2.0%
Common Stocks 2.0%
Galp Energia  15,787,775 174,081
Jeronimo Martins  4,644,382 111,609
Total Portugal (Cost
$290,156
)
285,690
RUSSIA 0.2%
Common Stocks 0.2%
TCS Group Holding, GDR (USD)  388,016 27,999
Total Russia (Cost
$23,375
)
27,999
SOUTH AFRICA 0.7%
Common Stocks 0.7%
Capitec Bank Holdings  530,077 69,783
Naspers, Class N  217,974 35,235
Total South Africa (Cost
$66,605
)
105,018
SOUTH KOREA 3.5%
Common Stocks 3.5%
LG Household & Health Care  87,640 71,290
NAVER  795,814 210,207
Samsung Electronics  3,558,925 221,362
Total South Korea (Cost
$206,158
)
502,859
SPAIN 1.1%
Common Stocks 1.1%
Amadeus IT Group, Class A (2) 1,262,834 86,833
Fluidra  2,103,217 66,971
Total Spain (Cost
$133,858
)
153,804
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, Class B  2,930,481 80,243
Essity, Class B  1,768,211 49,847
Olink Holding, ADR (USD) (2)(5) 840,861 13,605

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Swedbank, Class A  6,305,350 123,447
Total Sweden (Cost
$204,998
)
267,142
SWITZERLAND 7.9%
Common Stocks 7.9%
Alcon  1,773,048 136,717
Barry Callebaut  35,143 80,675
Julius Baer Group  3,542,585 231,507
Lonza Group  280,744 193,557
Nestle  2,850,549 368,115
PolyPeptide Group (2) 319,889 31,893
Roche Holding  235,049 90,964
Total Switzerland (Cost
$709,263
)
1,133,428
TAIWAN 4.3%
Common Stocks 4.3%
Taiwan Semiconductor Manufacturing  26,900,000 621,982
Total Taiwan (Cost
$73,918
)
621,982
THAILAND 0.6%
Common Stocks 0.6%
CP ALL  49,532,100 93,773
Total Thailand (Cost
$72,762
)
93,773
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Network International Holdings (GBP) (2) 19,945,425 71,024
Total United Arab Emirates (Cost
$106,563
)
71,024
UNITED KINGDOM 6.6%
Common Stocks 6.6%
AstraZeneca, ADR (USD)  3,978,799 231,606
boohoo Group (2) 22,128,653 32,098
Bridgepoint Group (2) 7,569,862 39,401
Burberry Group  2,959,948 75,091
Deliveroo (2)(5) 10,171,597 21,370
London Stock Exchange Group  2,584,158 253,024
Smith & Nephew  9,227,832 156,937

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
THG (2) 7,786,803 13,880
Unilever (EUR)  2,436,464 124,448
Total United Kingdom (Cost
$928,094
)
947,855
UNITED STATES 4.1%
Common Stocks 4.1%
Accenture, Class A  139,400 49,289
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (2)(3)
(4) 14,001 23,860
Linde (EUR)  518,456 164,880
Mastercard, Class A  289,112 111,707
NXP Semiconductors  446,667 91,763
Waste Connections  1,192,192 148,666
590,165
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (2)(3)(4) 826 1,408
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (2)(3)(4) 34 58
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (2)(3)(4) 3 5
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (2)(3)(4) 2 3
1,474
Total United States (Cost
$355,955
)
591,639
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 310,643,396 310,643
Total Short-Term Investments (Cost $310,643) 310,643

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7) 23,885,895 23,886
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 23,886
Total Securities Lending Collateral (Cost $23,886) 23,886
Total Investments in Securities 99.9%
(Cost $11,003,191) $ 14,405,116
Other Assets Less Liabilities 0.1% 9,860
Net Assets 100.0% $ 14,414,976
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2022.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $69,912 and represents 0.5% of net assets.
(5) All or a portion of this security is on loan at January 31, 2022.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE International Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Erste Group Bank, Call,
6/17/22 @ 48.00 (EUR) 2,973 12,369 (217)
Total Options Written (Premiums $(340)) $ (217)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 58++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 58+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 318,281  ¤  ¤ $ 334,529
T. Rowe Price Short-Term Fund 247,508  ¤  ¤ —
Total $ 334,529^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $58 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $334,529.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F37-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,452,296 $ 12,527,881 $ 23,860 $ 14,004,037
Convertible Preferred Stocks — — 38,483 38,483
Preferred Stocks — 28,067 — 28,067
Short-Term Investments 310,643 — — 310,643
Securities Lending Collateral 23,886 — — 23,886
Total $ 1,786,825 $ 12,555,948 $ 62,343 $ 14,405,116
Liabilities
Options Written $ — $ 217 $ — $ 217